Share-based compensation - Plan (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 10, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based compensation
Common stock, par value (in dollars per share)		$ 0	$ 0
Share based compensation expense		$ 28,984	$ 17,745	$ 5,783
Plan | Class A ordinary shares
Share-based compensation
Number of shares authorized	2,452,000			2,300,000
Common stock, par value (in dollars per share)	$ 0			$ 0
Plan | Maximum | Class A ordinary shares
Share-based compensation
Available for issuance share pool, as a percent to outstanding shares	2.00%
Maximum of shares available for grant	1,000,000
SOP II
Share-based compensation
Share based compensation expense				$ 816
Management program
Share-based compensation
Share based compensation expense		18,481	11,587	3,038
CEO remuneration
Share-based compensation
Share based compensation expense		8,702	4,970	742
Top Management Bonus
Share-based compensation
Share based compensation expense		$ 1,801	$ 1,188	$ 1,187